Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash and cash equivalents
Short-term investments		$ 4,796,554		$ 5,982,314	$ 4,433,559
Cash in banks		1,061,150		963,162	2,632,878
Cash on hand		5,238		5,403	4,814
Total cash and cash equivalents	$ 297,870	$ 5,862,942	$ 353,143	$ 6,950,879	$ 7,071,251	$ 5,157,313